Loans Receivable and Allowance for Loan Losses (Changes in the Accretable Yield for Purchased Credit Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans Receivable and Allowance for Loan Losses [Abstract]
Balance at beginning of period	$ 20	$ 76	$ 171
Accretion	(12)	(56)	(95)
Reclassification and other	0	0	0
Balance at end of period	$ 8	$ 20	$ 76